Variable interest entities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Variable Interest Entity [Line Items]
Current assets	$ 429,681	$ 418,603
Current liabilities	387,925	494,034
Equity attributable to Curaleaf Holdings, Inc.	861,214	1,050,642	$ 1,279,705
Revenues, net	1,342,802	1,346,632
Net income (loss) attributable to Curaleaf Holdings, Inc.	(215,423)	(281,197)
VIE
Variable Interest Entity [Line Items]
Current assets	356,704	356,037
Non-current assets	2,250,920	2,371,221
Current liabilities	450,306	487,528
Non-current liabilities	1,400,710	1,351,734
Equity attributable to Curaleaf Holdings, Inc.	581,132	711,380
Revenues, net	1,235,580	1,282,701
Net income (loss) attributable to Curaleaf Holdings, Inc.	$ 197,611	$ 211,467